UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03159

Active Assets Money Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: March 28, 2013

Item 1.	Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)R

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (34.6%)
$350,000	ABN Amro Securities LLC, (dated 03/28/13; proceeds $350,008,944; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 4.50% due 06/01/27 - 05/01/41; Federal National Mortgage Association 1.25% - 4.00% due 02/27/14 - 08/01/42; Government National Mortgage Association 4.00% due 06/15/42; valued at $360,100,771)	0.23%		04/01/13	$350,000,000
34,000	Bank of Montreal, (dated 03/14/13; proceeds $34,002,909; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.25% - 2.35% due 06/20/17 - 01/11/23; Federal National Mortgage Association 1.00% due 09/20/17; valued at $34,679,794) (Demand 04/04/13)	0.14	(a)	04/05/13	34,000,000
32,500	Bank of Montreal, (dated 03/08/13; proceeds $32,504,758; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.50% due 11/01/35; valued at $33,626,065) (Demand 04/04/13)	0.17	(a)	04/08/13	32,500,000
75,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $75,142,500; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.50% due 12/01/26 - 12/01/42; Federal National Mortgage Association 3.50% - 5.00% due 06/01/34 - 07/01/42; valued at $77,493,992) (Demand 04/04/13)	0.19	(a)	01/02/14	75,000,000
23,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $23,046,383; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 06/01/42; Federal National Mortgage Association 3.50% - 4.50% due 11/01/40 - 12/01/42; valued at $23,904,923) (Demand 04/04/13)	0.20	(a)	03/04/14	23,000,000
120,000	Bank of Nova Scotia, (dated 03/15/13; proceeds $120,240,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.00% due 04/01/42 - 08/01/42; Federal National Mortgage Association 3.50% due 05/01/42 - 07/01/42; valued at $124,129,759) (Demand 04/04/13)	0.20	(a)	03/10/14	120,000,000
50,000	BMO Capital Markets Corp., (dated 03/28/13; proceeds $50,001,458; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 0.30% due 02/06/15; Federal National Mortgage Association 4.50% due 04/01/41; valued at $51,314,432)	0.15		04/04/13	50,000,000
50,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $50,035,181; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.50% due 02/01/28 - 08/01/42; Federal National Mortgage Association 3.00% - 6.50% due 01/01/15 - 04/01/42; valued at $51,500,000) (Demand 04/04/13)	0.17	(a)	07/19/13	50,000,000

Active Assets Money Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$25,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $25,022,625; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 6.00% due 01/01/20 - 04/01/43; Federal National Mortgage Association 2.43% - 6.00% due 07/01/19 - 07/01/42; valued at $25,750,000) (Demand 04/04/13)	0.18	(a)%	07/08/13	$25,000,000
24,000	BNP Paribas Securities Corp., (dated 12/06/12; proceeds $24,024,133; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.40% - 5.50% due 11/01/18 - 01/01/42; Federal National Mortgage Association 3.00% - 6.50% due 04/01/20 - 10/01/41; valued at $24,720,000) (Demand 04/04/13)	0.20	(a)	06/05/13	24,000,000
103,000	BNP Paribas Securities Corp., (dated 10/24/12, proceeds $103,106,748; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.38% - 5.00% due 11/01/25 - 08/01/42; Federal National Mortgage Association 2.63% - 6.06% due 01/01/22 - 01/01/43; Government National Mortgage Association 3.50% due 11/20/40; valued at $106,090,000) (Demand 04/04/13)	0.21	(a)	04/24/13	103,000,000
26,000	BNP Paribas Securities Corp., (dated 12/04/12, proceeds $26,026,798; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.70% - 6.50% due 11/01/24 - 01/01/42; Federal National Mortgage Association 2.24% - 7.00% due 05/01/19 - 02/01/43; Government National Mortgage Association 3.00% due 04/20/41 - 05/20/41; valued at $26,780,000) (Demand 04/04/13)	0.21	(a)	06/03/13	26,000,000
19,995	BNP Paribas Securities Corp., (dated 03/28/13, proceeds $19,995,511; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.00% due 06/15/39; valued at $20,570,546)	0.23		04/01/13	19,995,000
75,000	Credit Agricole Corp, (dated 03/28/13, proceeds $75,001,917; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 3.50% due 09/01/32 - 08/01/42; valued at $77,290,574)	0.23		04/01/13	75,000,000
50,000	Deutsche Bank Securities, Inc., (dated 03/28/13, proceeds $50,001,167; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.50% due 08/20/42; valued at $51,526,011)	0.12		04/04/13	50,000,000
50,000	Goldman Sachs & Co., (dated 03/25/13, proceeds $50,001,167; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 01/15/14; valued at $50,995,439)	0.12		04/01/13	50,000,000
75,000	Goldman Sachs & Co., (dated 03/28/13, proceeds $75,002,042; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.50% - 5.50% due 02/15/28 - 03/20/43; valued at $77,263,974)	0.14		04/04/13	75,000,000
5,000	ING Financial Markets LLC, (dated 03/28/13, proceeds $5,000,122; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.87% due 05/01/40; valued at $5,151,039)	0.22		04/01/13	5,000,000

Active Assets Money Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$125,000	Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13, proceeds $125,129,167; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 0.25% due 10/15/15 - 07/15/22; valued at $127,935,517) (Demand 04/04/13)	0.20	(a)%		09/03/13	$125,000,000
75,000	Mizuho Securities USA, Inc., (dated 03/27/13, proceeds $75,002,625; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.20% - 5.00% due 06/20/41 - 10/15/41; valued at $77,491,358)	0.18			04/03/13	75,000,000
45,000	Mizuho Securities USA, Inc., (dated 03/28/13, proceeds $45,001,500; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 4.50% due 09/20/40 - 10/15/40; valued at $46,431,688)	0.30			04/01/13	45,000,000
185,000	RBC Capital Markets LLC, (dated 02/20/13, proceeds $185,034,944; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 09/01/42; Federal National Mortgage Association 3.00% - 3.07% due 03/01/33 - 04/01/43; Government National Mortgage Association 6.00% due 03/15/39; valued at $191,013,719)	0.17			04/01/13	185,000,000
195,000	RBC Capital Markets LLC, (dated 03/28/13, proceeds $195,004,767; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 02/01/42; Federal National Mortgage Association 3.00% due 04/01/43; valued at $200,684,374)	0.22			04/01/13	195,000,000
120,000	Wells Fargo Securities LLC, (dated 03/28/13, proceeds $120,002,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 03/31/13; valued at $122,000,000)	0.15			04/01/13	120,000,000
200,000	Wells Fargo Securities LLC, (dated 03/28/13, proceeds $200,005,111; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 08/01/39; Federal National Mortgage Association 4.00% - 5.00% due 12/01/40 - 02/01/41; valued at $206,044,964)	0.23			04/01/13	200,000,000

	Total Repurchase Agreements (Cost $2,132,495,000)					2,132,495,000

		COUPON RATE(a)		DEMAND DATE(c)
	Floating Rate Notes (20.1%)
	International Banks
46,000	ASB Finance Ltd. (b)	0.01%		07/03/13	01/03/14	46,000,000
210,000	Bank of Nova Scotia	0.30 - 0.35		04/02/13 - 04/26/13	04/26/13 - 07/02/13	209,998,964
22,600	BNZ International Funding Ltd.	0.30		06/06/13	12/06/13	22,600,000
22,800	BNZ International Funding Ltd. (b)	0.30		06/09/13	12/09/13	22,800,000
95,000	Credit Suisse NY	0.26		04/24/13	06/26/13	95,000,000
252,100	National Australia Bank	0.29 - 0.30		04/11/13 - 05/09/13	08/09/13 - 10/11/13	252,100,000
110,000	Royal Bank of Canada	0.35 - 0.36		04/11/13 - 04/26/13	07/11/13 - 07/26/13	110,000,000
209,000	Toronto Dominion Bank	0.28 - 0.30		04/19/13 - 06/13/13	07/26/13 - 10/21/13	209,000,000
167,750	Westpac Banking Corp. (b)	0.29 - 0.35		04/03/13 - 05/28/13	04/03/13 - 08/27/13	167,748,104

Active Assets Money Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

$85,000	Westpac Banking Corp.	0.31%	04/09/13	10/09/13	$85,000,000
17,500	Westpac Securities NZ Ltd. (b)	0.25	04/18/13	07/18/13	17,497,875

	Total Floating Rate Notes (Cost $1,237,744,943)				1,237,744,943

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (19.3%)
	Food & Beverage (0.8%)
47,000	Coca-Cola Co. (b)	0.26%		05/01/13 - 05/02/13	46,988,706

	International Banks (18.5%)
182,000	Credit Suisse NY	0.26		04/05/13	181,990,799
81,100	KFW International Finance, Inc. (b)	0.20		07/08/13 - 07/10/13	81,053,926
90,300	Nordea North America, Inc.	0.30 - 0.31		05/30/13 - 06/12/13	90,248,507
295,000	NRW Bank	0.17 - 0.18		04/02/13 - 04/04/13	294,992,673
46,000	Oversea Chinese Banking Corporation	0.22		07/22/13	45,967,672
32,500	Rabobank USA Financial Corp.	0.38		04/05/13	32,497,630
20,000	Sumitomo Mitsui Banking Corp. (b)	0.26		04/11/13	19,998,122
214,000	Svenska Handelsbanken AB (b)	0.25 - 0.31		05/01/13 - 07/12/13	213,878,794
97,000	Swedbank AB	0.25		05/07/13 - 05/10/13	96,973,063
56,600	UOB Funding LLC	0.22 - 0.23		05/20/13 - 07/16/13	56,567,612
28,500	Westpac Securities NZ Ltd. (b)	0.30		05/17/13	28,488,362

					1,142,657,160

	Total Commercial Paper (Cost $1,189,645,866)				1,189,645,866

	Certificates of Deposit (15.7%)
	Domestic Bank (2.6%)
162,900	Branch Banking & Trust Co.	0.14		04/05/13	162,900,000

	International Banks (13.1%)
220,000	Bank of Montreal	0.15 - 0.30		04/03/13 - 05/13/13	220,000,000
118,500	Skandin Ens Banken	0.25		05/02/13	118,500,000
280,700	Sumitomo Mitsui Banking Corp.	0.17 - 0.26		04/03/13 - 04/10/13	280,699,854
63,000	Svenska Handelsbanken AB	0.31		06/05/13	63,000,594
125,000	Swedbank AB	0.16		04/02/13	125,000,000

					807,200,448

	Total Certificates of Deposit (Cost $970,100,448)				970,100,448

		COUPON RATE(a)	DEMAND DATE(c)
	Extendible Floating Rate Notes (6.5%)
	International Banks
62,000	Bank of Nova Scotia	0.36%	04/30/13	01/31/19	62,000,000
	(Extendible Maturity Date 04/30/14)
145,000	JP Morgan Chase Bank NA	0.36	06/07/13	03/07/19	145,000,000
	(Extendible Maturity Date 04/07/14)
99,000	Royal Bank of Canada	0.37	07/01/13	04/01/19	98,990,682
	(Extendible Maturity Date 04/01/14)
92,000	Wells Fargo Bank NA	0.34	04/20/13	03/20/19	92,000,000
	(Extendible Maturity Date 04/17/14)

	Total Extendible Floating Rate Notes (Cost $397,990,682)				397,990,682

Active Assets Money Trust

Portfolio of Investments ¡ March 28, 2013 (unaudited)Rcontinued

	Tax-Exempt Instruments (4.5%)
	Weekly Variable Rate Bonds (3.0%)
$22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.11%	04/04/13	04/01/46	$22,000,000
26,395	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.11	04/04/13	07/01/30	26,395,000
10,675	Fremont, CA, Ser 2008 COPs	0.11	04/04/13	08/01/38	10,675,000
27,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.12	04/04/13	11/01/39	27,000,000
15,000	Massachusetts Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.12	04/04/13	01/01/39	15,000,000
17,360	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.14	04/04/13	10/01/48	17,360,000
12,000	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.12	04/04/13	11/15/25	12,000,000
14,300	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.11	04/04/13	11/15/37	14,300,000
10,510	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.13	04/04/13	10/01/34	10,510,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.11	04/04/13	10/01/38	10,000,000
16,800	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.12	04/04/13	04/01/39	16,800,000

	Total Weekly Variable Rate Bonds (Cost $182,040,000)				182,040,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bond (1.5%)
95,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12 (Cost $95,445,594)	2.50%	0.43%	06/20/13	95,445,594

	Total Tax-Exempt Instruments (Cost $277,485,594)				277,485,594

	Total Investments (Cost $6,205,462,533) (d)			100.7%	6,205,462,533
	Liabilities in Excess of Other Assets			(0.7)	(45,276,285)

	Net Assets			100.0%	$6,160,186,248

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	Rate shown is the rate in effect at March 28, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Active Assets Money Trust

Notes to Portfolio of Investments ¡ March 28, 2013 (unaudited)

Valuation of Investments – Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,132,495,000	$—	$2,132,495,000
Floating Rate Notes	—	1,237,744,943	—	1,237,744,943
Commercial Paper	—	1,189,645,866	—	1,189,645,866
Certificates of Deposit	—	970,100,448	—	970,100,448
Extendible Floating Rate Notes	—	397,990,682	—	397,990,682
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	182,040,000	—	182,040,000
Municipal Bond	—	95,445,594	—	95,445,594
Total Tax-Exempt Instruments	—	277,485,594	—	277,485,594
Total Assets	$—	$6,205,462,533	$—	$6,205,462,533

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 21, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 21, 2013